Deferred Income Tax - Schedule of Deferred Income Tax (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	£ 35	£ 57
Deferred income tax liabilities	(46)	(37)
Net deferred income tax asset/(liability)	£ (11)	£ 20